Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Segments Region	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	7
Number of reportable segments | Segments	7
Number of geographical regions | Region	6
Net revenue	$ 54,619	$ 56,444	$ 45,517
Non current Assets	213,822	222,166
Belgium [member]
Disclosure of operating segments [line items]
Net revenue	710	704	687
Non current Assets	1,746	1,658	1,440
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	50,134	50,301	41,421
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 4,485	$ 6,143	$ 4,096